Principal accountant fees and services (Tables)	12 Months Ended
Dec. 31, 2024
Principal accountant fees and services
Schedule of fees for auditor and its affiliates

Fees
in € THOUS
	Consolidated	thereof	Consolidated	thereof	Consolidated	thereof
	group	Germany	group	Germany	group	Germany
	2024		2023		2022

Audit fees	16,126	4,694	14,250	3,215	14,354	2,961
Audit-related fees	1,549	960	1,897	937	686	301
Tax fees	—	—	—	—	1,204	—
Other fees	—	—	—	—	2,940	2,940